Trade and Other Receivables - Maturity Analysis of Finance Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 1,973	$ 2,277
Unearned finance income	407	536
Net investment in leases	1,566	1,741
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	262	305
Between 1 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	859	953
5 years and later
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 852	$ 1,019